Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Useful Life	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Leasehold Improvements [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Demo Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Minimum [Member] | Computers And Office Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Useful Life [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Minimum [Member] | Tools, Dies and Molds [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Useful Life [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member] | Computers And Office Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Useful Life [Line Items]
Property, Plant and Equipment, Useful Life		7 years
Maximum [Member] | Tools, Dies and Molds [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Useful Life [Line Items]
Property, Plant and Equipment, Useful Life		7 years